Income taxes (Tables)	3 Months Ended
Mar. 31, 2018
Income taxes
Schedule of income tax expense

	For the three months ended
	March 31,
	2018	2017
Current income tax expense	$7.4	7.8
Deferred income tax expense	6.1	2.6
	$13.5	$10.4